Annual Report to Shareholders







                    MONUMENT SERIES FUND, INC.







                        For the Period Ended
                          October 31, 1998

                    Monument Series Fund, Inc.


25th November, 1998

To Our Shareholders,

Background

The Monument Washington Regional Growth and the Monument Washington Regional Aggressive Growth Funds are designed to capitalize on the growth potential of the Washington/Baltimore Region in coming decades. Each fund invests primarily in companies that are organized or headquartered in, have a major place of business in, and/or derive 50% of their revenues or operating earnings from Washington D.C., Maryland or Virginia. Each Fund seeks to maximize long-term growth of capital by primarily investing in common stocks and convertible securities.

Each Fund is managed by Monument Advisors, Ltd. ("Advisors"), a registered investment advisor. Advisors uses top down and bottom up analysis plus site visits and technical analysis techniques to identify Washington Region companies which Advisors believes to be well positioned for earnings growth, possess outstanding management, and priced right in the market place for significant capital appreciation. Advisors expects each Portfolio to be weighted toward computer and software technology; communications; service industries; health sciences; defense and biotechnology.

Fiscal Year 1998 Review

The first ten months of 1998 was clearly marked by the phenomenon of flight to quality. The near collapse of the Asian financial system exerted tremendous economic strains and caused political upheavals. Many countries saw their currencies and stock markets drop fifty to eighty percent in a short period of time. What was initially a seemingly innocuous credit problem in Thailand cascaded into a full-blown recession in South East Asia and wreaked havoc in other developing countries. The impact of the Asian flu is still being felt throughout the world, including the US economy.

With so many uncertainties overshadowing economies worldwide, excess capital that fled these countries naturally landed in the US, which had the best performing economy, thereby strengthening the dollar and increasing liquidity in the financial markets here. Record amounts of mergers and acquisitions, and rising national income further boosted financial asset prices. Thus the famous `irrational exuberance' characterization coined by Mr.
Greenspan.

In late summer investor psychology made a sudden turn after the Russian government defaulted on its bonds. Liquidity in credit markets quickly dried up. Long-Term Capital Management ("LTCM"), once a very successful hedge fund betting on interest rate convergence, suddenly found itself at the brink of bankruptcy. The New York Federal Reserve quickly intervened since a forced liquidation of LTCM's huge positions could drastically destabilize the world financial market. Markets around the world dove steeply as concerned investors rushed for the exit. Finally, the Federal Reserve stepped in, cutting interest rates in rapid succession and injecting liquidity into the credit markets.

Share prices rebounded immediately after Mr. Greenspan made an unscheduled interest rate cut in mid October. From the lowest point in October, the S&P rebounded 12.1% while the Russell 2000 added 9.6% by the end of October. Still concerned about another incident similar to LTCM and a renewed fear of economic slowdown, investors bid the share prices of large capitalization issues up further, amplifying the three year divergence.


Outlook

The ripple effect of the Asian economic crisis finally reached the US in the summer. The strong dollar and weak Asian demand reduced US exports and boosted imports. Falling import prices also contributed to a deflationary environment such that producers have practically no pricing power. In addition, wages keep rising, thereby squeezing corporate profit margins.

Although consumers have become more cautious, we continue to expect a good Christmas season for retailers, on-line and on Main Street. However, profit margins may not be as good as those in previous years so we may see a marked pull back of production and hiring plans after Christmas. In the first quarter 1999, if tax refunds are not as robust and timely as in the previous two years, the US economy may slow to zero growth situation. However, a stronger yen and a slowly recovering Japanese economy will likely begin to pull the battered S.E. Asian economies out of a recession in the first half of 1999, thereby boosting US exports in the second half. Therefore, the US economy may not fall into recession at all.

In the short-term, easy monetary policy and strong employment may send share prices to new highs, especially at the turn of the year when pension contributions and bonus money flow into the market.

The Monument Washington Regional Growth Fund

Being under-represented in the Dow 30 and S&P 500, large capitalization Washington Regional companies generally under-performed these indices. Moreover, the carnage in technology and financial sectors in late summer impacted the Growth Fund disproportionately. Year-to-date, the Monument Washington Regional Growth Fund returned 3.2% after expenses, while the S&P 500 returned 14.4%.

However, we expect the Growth Fund to close the performance gap against the S&P 500 as technology and financial shares rebound. A general economic recovery in Asia will boost technology shares since most technology companies have large exposure to the Asian economies. Financial shares, in the meantime, will benefit from lower interest rates, as the Federal Reserve attempts to avoid a recession.


The Monument Washington Regional Aggressive Growth Fund

For year-to-date, the Monument Washington Regional Aggressive Growth Fund returned 7.8% as compared to a negative (13.47%) for the benchmark Russell 2000.

Many smaller, leading-edge companies, like those in telecommunication and information technology sectors, performed relatively well, despite the heavy toll taken on technology shares in general. We expect the Aggressive Fund to continue to be highly volatile and encourage shareholders to maintain a long-term investment horizon.

The Washington Region

We continue to see tremendous growth in the Washington Region, particularly among new wave industries: biotechnology, healthcare services, telecommunications, information technology, and computer software. We expect the regional economy to stay robust during the first half of 1999 when a slow down of the national economy is expected. High demand for information/communications services and infrastructure, and stable government spending, should provide the Washington Region a growing economy and improving quality of life through 1999.

We believe the Washington Region to be one of the most promising areas in the world for investors over the next five to ten years. We will work diligently to help our shareholders participate in that potential.



Respectfully,


David A. Kugler                           Alexander C. Cheung, CFA
President                                 Senior Portfolio Manager

                         [Graph goes here]

                     Monument Washington
                     Regional Growth Fund           S & P 500
                     --------------------           ---------

January 6, 1998                $ 9,525.00           $10,000.00
October 31, 1998                10,320.00            11.440.00

             MONUMENT WASHINGTON REGIONAL GROWTH FUND

                 SCHEDULE OF PORTFOLIO INVESTMENTS
                         October 31, 1998

    Number
     of                                                   Market
    Shares  Security Description                           Value
    ------  --------------------                           -----


           Common Stock:                   83.34%
           Airlines:                        2.64%
      100   US Airways Group, Inc. *                    $  5,656
                                                        --------

            Banking:                         7.88%
      100   BankAmerica Corporation                        5,744
      100   Crestar Financial Corporation                  6,587
      100   First Virginia Banks, Inc.                     4,562
                                                           -----
                                                          16,893
                                                          ------

           Computer Services:              11.23%
      100   America OnLine, Inc. *                        12,706
      100   Computer Sciences Corporation  *               5,275
      150   Electronic Data Systems Corporation            6,103
                                                           -----
                                                          24,084
                                                          ------


            Computer Software:              13.99%
      100   Computer Associates International, Inc         3,938
      100   Microsoft Corporation  *                      10,588
      150   Network Associates, Inc.  *                    6,375
      200   Oracle Corporation *                           5,913
      150   Peoplesoft, Inc. *                             3,178
                                                           -----
                                                          29,992
                                                          ------


            Electronics and Semiconductors   4.16%
      100   Intel Corporation                              8,919
                                                           -----

            Financial Services:             16.19%
      100   Capital One Financial                         10,175
      150   Federal Home Loan Mortgage                     8,625
      150   Federal National Mortgage                     10,622
      200   Legg Mason, Inc.                               5,313
                                                           -----
                                                          34,735
                                                          ------
            Hotels and Motels:               3.76%
      300   Marriot International                          8,062
                                                           -----


            Oil/Energy:                      3.53%
      100   Mobil Corporation                              7,569
                                                           -----

            Publishing and Broadcasting:     4.10%
      100   Gannett Company                                6,188
      200   Sinclair Broadcast Group Class A  *            2,600
                                                           -----
                                                           8,788
                                                           -----

            Retail:                          3.37%
      200   Circuit City Stores                            7,237
                                                           -----


           Telecommunications:              9.63%
      250   Nextel Communications, Inc. Class A            4,531
      150   MCI WorldCom, Inc. *                           8,288
      200   Qwest Communications International *           7,825
                                                           -----
                                                          20,644
                                                          ------

            Utilities-Electric:              2.86%
      150   AES Corporation *                              6,141
                                                           -----

            Total Common Stock:
            (Cost:  $175,478)                            178,720
                                                         -------



            Short Term Investments:
   27,179   Star Treasury Fund
            (Cost:  $27,179)                              27,179
                                                          ------


            Total Investments
            (Cost:  $202,657)**             96.01%       205,899
            Other assets, net                3.99%         8,550
                                             ----          -----
            Net Assets                     100.00%      $214,449
                                           ======       ========








*   Non-income producing
** Cost for Federal income tax purposes is $202,657 and net unrealized appreciation consists of:

           Gross unrealized appreciation               $  18,040
           Gross unrealized depreciation                 (14,798)
                                                         -------
           Net unrealized appreciation                 $   3,242
                                                       =========

See Notes to Financial Statements


Statement of Assets and Liabilities
October 31,1998
--------------------------------------------------------------------------------
ASSETS
 Investments at value (identified
   cost of $175,478)(Note 1)                            $178,720
  Short-term investment                                   27,179
Receivables
  Dividends                             $    69
  Interest                                   34
                                             --              103
Organization expenses  (Note 1)                           75,214
Prepaid expenses                                             888
Due from manager                                          33,453
                                                          ------
    TOTAL ASSETS                                         315,557
                                                         -------

LIABILITIES
Payables
  Investment management fee               1,242
  Administration fee                        592
  Custody fee                               200
  Transfer agent fee                        559
  Directors fee                           8,000
  Organization fee                       89,943
  Accounting fee                            572
                                            ---
  TOTAL LIABILITIES                                      101,108
                                                         -------

NET ASSETS                                              $214,449
                                                        ========

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
($214,449 / 20,784 shares outstanding                   $  10.32
                                                        ========

Net assets consist of:
   Par value @.01                                       $    208
   Capital in excess of par                              224,101
   Accumulated undistributed net income                      766
   Accumulated undistributed realized
     loss on investments                                 (13,868)
   Net unrealized appreciation                             3,242
                                                           -----
   Net Assets                                           $214,449
                                                        ========


See Notes to Financial Statement





Statement of Operations
January 6* to October 31, 1998
--------------------------------------------------------------------------------

INVESTMENT INCOME
Income:
  Dividends                             $    727
  Interest                                    39
                                              --

     Total income                                                      $    766

Expenses:
   Investment management fees (Note 1)     1,242
   12B-1 fee  (Note 1)                       621
   Administration fees  (Note 2)             592
   Custodian and accounting fees             772
   Transfer agent fees                    21,403
   Professional fees                       6,592
   Organizational expenses (Note 1)       14,729
   Directors fees                          8,907
   Registration                              729
   Other                                   3,248
                                           -----
   Total expenses                                                        58,835
   Expense reimbursements/advisor                                       (58,214)
   Expense reimbursements/distributor                                      (621)
                                                                           ----
   Expenses, net                                                            -0-
                                                                           ----
 Net investment income                                                      766
                                                                            ---

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

  Net realized loss on investments                                      (13,868)
  Net change in unrealized appreciation on investments                    3,242
  Net loss on investments                                               (10,626)
                                                                        -------
  Net decrease in net assets resulting from operations                  $(9,860)
                                                                        -------

*  Commencement of operations

See Notes to Financial Statements






Statement of Changes in Net Assets
--------------------------------------------------------------------------------
                                                                  January 6* to
                                                                October 31, 1998
                                                                ----------------

OPERATIONS
  Net investment income                                                $    766
  Net realized loss on investments                                      (13,868)
  Net change in unrealized appreciation of investments                    3,242
                                                                          -----

  Net decrease in net assets resulting from operations                   (9,860)

CAPITAL SHARE TRANSACTIONS
 Net increase in net assets
 resulting from capital
     share transactions**                                               173,809
                                                                        -------

 Net increase in net assets                                             163,949
 Net assets at beginning of the period                                   50,500
                                                                         ------

NET ASSETS at the end of the period                                    $214,449
                                                                       ========


**A summary of capital share transactions follows:


                                                  January 6* to
                                                October 31, 1998
                                                ----------------
                                          Shares                 Value
                                          ------                 -----
Shares sold                               20,023                $220,013
Shares redeemed                           (4,290)                (46,204)
                                          ------                 -------
Net increase                              15,733                $173,809
                                          ======                ========


*  Commencement of operations

See Notes to Financial Statements



Financial Highlights
For a Share Outstanding Throughout The Period
--------------------------------------------------------------------------------
                                                January 6* to
                                               October 31, 1998
                                               ----------------


Per Share Operating Performance
Net asset value,
   beginning of the period                         $10.00
                                                   ------

Income from investment
   operations-
   Net investment income                             0.04
   Net realized and unrealized
    gain (loss) on investments                       0.28
                                                     ----

    Total from investment operations                 0.32
                                                     ----

Net asset value, end of the period                 $10.32
                                                   ======

Total Return                                        3.20%
Ratios/Supplemental Data
Net assets, end of period (000's)                   $214
Ratio to average net assets-
  Expenses                                         51.07%
  Net investment income                              .66%
Portfolio turnover rate                            82.00%

 *  Commencement of operations

See Notes to Financial Statements

                         [Graph goes here]

                     Monument Washington
                     Regional Aggressive
                     Growth Fund                    Russell 2000
                     -----------                    ------------

January 6, 1998           $  9,525.00               $10,000.00
October 31, 1998            10,780.00                 8,653.00

        MONUMENT WASHINGTON REGIONAL AGGRESSIVE GROWTH FUND

                 SCHEDULE OF PORTFOLIO INVESTMENTS
                         October 31, 1998

   Number
     of                                                   Market
  Shares Security Description                              Value
  ------ ---------------------                             -----


         Common Stock:                        75.70%

         Aerospace/Defense Equipment:          1.82%
     100 Orbital Sciences Corporation *                  $ 3,300
                                                         -------
         Banking:                              1.55%
     200 Columbia Bancorp                                  2,800
                                                           -----

         Computers:                            4.52%
     200 MICROS Systems, Inc. *                            4,413
     200 RWD Technologies, Inc. *                          3,775
                                                           -----
                                                           8,188
                                                           -----

         Computer Services:                   11.73%
     300 Axent Technologies, Inc. *                        7,537
     150 Network Solutions, Inc. Class A *                 8,006
     200 Visual Networks, Inc. *                           5,700
                                                           -----
                                                          21,243
                                                          ------

         Computer Software:                    6.43%
     300 Manugistics Group, Inc. *                         4,312
     300 PSINet, Inc. *                                    4,331
     200 Software AG Systems, Inc. *                       3,000
                                                           -----
                                                          11,643
                                                          ------

         Construction - Residential:           1.87%
     100 NVR, Inc. *                                       3,400
                                                           -----

         Consulting Services:                  3.20%
     200 Maximus, Inc. *                                   5,800
                                                           -----

         Data Processing:                      9.05%
     200 American Management Systems *                     6,137
     200 Best Software, Inc.  *                            4,900
     300 Deltek Systems, Inc.  *                           5,363
                                                           -----
                                                          16,400
                                                          ------

         Diagnostic Equipment:                 3.30%
     200 IGEN International, Inc. *                        5,975
                                                           -----

         Education/Educational Services:       5.29%
     100 Strayer Education, Inc.                           3,400
     200 Sylvan Learning Systems, Inc. *                   6,175
                                                           -----
                                                           9,575
                                                           -----



          Financial:                            4.71%
     100 HealthCare Financial Partners, Inc. *             3,062
     300 TeleBanc Capital Markets, Inc. *                  5,475
                                                           -----
                                                           8,537
                                                           -----


         Health Care Intemediary:              2.54%
     200 United Payors and United Providers, Inc. *        4,600
                                                           -----


         Pharmaceuticals:                      5.57%
     150 MedImmune, Inc. *                                10,088
                                                          ------

         Research and Development:             2.98%
     200 Pharmaceutical Product Development, Inc. *        5,400
                                                           -----

         Retirement/Assisted Living Care:      5.94%
     250 Sunrise Assisted Living, Inc. *                  10,766
                                                          ------

         Telecommunications:                   5.20%
     100 Comsat Corporation                                3,944
     200 Transaction Network Services, Inc. *              5,475
                                                           -----
                                                           9,419
                                                           -----

         Total Common Stock
         (Cost:  $131,976)                               137,134
                                                         -------


         Short Term Investments:              19.63%
  35,569 Star Treasury Fund
         (Cost:  $35,569)                                 35,569
                                                          ------

         Total Investments:
         (Cost:  $167,545)**                95.33%       172,703
         Other assets, net                   4.67%         8,456
                                             ----          -----
         Net Assets                        100.00%    $  181,159
                                           ======     ==========

*     Non-income producing
** Cost for Federal income tax purposes is $167,545 and net unrealized appreciation/depreciation consists of:

         Gross unrealized appreciation                $   20,778
         Gross unrealized depreciation                   (15,620)
                                                         -------
         Net unrealized appreciation                  $    5,158
                                                      ==========

See Notes to Financial Statements




Statement of Assets and Liabilities
October 31, 1998
--------------------------------------------------------------------------------

ASSETS
 Investments at value (identified
   cost of $131,976)(Note 1)                           $ 137,134
   Short-term investment                                  35,569
   Interest receivable                                        39
   Prepaid expenses                                          888
   Due from manager                                       33,323
   Organization expenses (Note 1)                         75,214
                                                          ------
          TOTAL ASSETS                                   282,167
                                                         -------

LIABILITIES
  Payables
   Investment management fees         1,142
   Administration fee                   592
   Custody fee                          200
   Transfer agent fee                   559
   Directors fee                      8,000
   Organization fee                  89,943
   Accounting fee                       572
                                        ---
          TOTAL LIABILITIES                              101,008
                                                         -------

NET ASSETS                                              $181,159
                                                        ========

NET ASSET VALUE AND
 REDEMPTION PRICE PER SHARE
 ($181,159 / 16,810 shares outstanding)                 $  10.78
                                                        ========

Net assets consist of:

   Par value @.01                                       $    168
   Capital in excess of par                              183,784
   Accumulated undistributed net income                      706
   Accumulated undistributed realized
     loss on investments                                  (8,657)
   Net unrealized appreciation  on investments             5,158
                                                          ------
   Net Assets                                           $181,159
                                                        ========

See Notes to Financial Statements




Statement of Operations
January 6* to October 31, 1998
--------------------------------------------------------------------------------

INVESTMENT INCOME
Income:
   Dividends                             $    659
   Interest                                    47
                                               --

     Total income                                                     $     706


Expenses:
   Investment management fees (Note 2)      1,142
   12B-1 fee  (Note 2)                        571
   Administration fees (Note 2)               592
   Custodian and accounting fees              774
   Professional fees                        6,592
   Transfer agent fees                     21,359
   Organizational expenses (Note 1)        14,729
   Directors fees                           8,907
   Registration fees                          729
   Other                                    3,246
                                            -----

Total expenses                                                           58,641
  Expense reimbursements/advisor                                        (58,070)
  Expense reimbursements/distributor                                       (571)
                                                                           ----
  Expenses, net                                                             -0-
                                                                           ----
  Net investment income                                                     706
                                                                           ----

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized loss on investments                                      (8,657)
   Net change in unrealized appreciation on investments                   5,158
                                                                          -----
   Net loss on investments                                               (3,499)
                                                                         ------
   Net decrease in net assets resulting from operations                $ (2,793)
                                                                       ========


*  Commencement of operations

See Notes to Financial Statements




Statement of Changes in Net Assets
--------------------------------------------------------------------------------
                                                                  January 6* to
                                                                October 31, 1998
                                                                ----------------


OPERATIONS
 Net investment income                                           $     706
 Net realized loss on investments                                   (8,657)
 Net change in unrealized appreciation of investments                5,158
                                                                     -----
  Net decrease in net assets resulting from operations              (2,793)

CAPITAL SHARE TRANSACTIONS
 Net increase in net assets
     resulting from capital
     share transactions**                                          134,452
                                                                   -------
 Net increase in net assets                                        131,659
 Net assets at beginning of the period                              49,500
                                                                    ------

NET ASSETS at the end of the period                               $181,159
                                                                  ========

**A summary of capital share transactions follows:

                                                January 6* to
                                               October 31, 1998
                                               ----------------

                                        Shares                   Value
                                        ------                   -----
Shares sold                             12,522                 $141,837
Shares redeemed                           (662)                  (7,385)
                                          ----                   ------
Net increase                            11,860                 $134,452
                                        ======                 ========

*  Commencement of operations

See Notes to Financial Statements




Financial Highlights
For a Share Outstanding Throughout The Period
--------------------------------------------------------------------------------
                                                        January 6* to
                                                      October 31, 1998
                                                      ----------------

Per Share Operating Performance
Net asset value, beginning of the period                   $ 10.00
                                                           -------

Income from investment operations-
   Net investment income                                      0.04
   Net realized and unrealized
    gain (loss) on investments                                0.74
                                                              ----

    Total from investment operations                          0.78
                                                              ----

Net asset value, end of the period                         $ 10.78
                                                           =======

Total Return                                                  7.80%
Ratios/Supplemental Data
Net assets, end of period (000's)                             $181
Ratio to average net assets-
  Expenses                                                   58.25%
  Net investment income                                        .70%
Portfolio turnover rate                                      88.00%


*  Commencement of operations

See Notes to Financial Statements






Monument Series Fund, Inc.
Notes to Financial Statements
--------------------------------------------------------------------------------

Note 1--SIGNIFICANT ACCOUNTING POLICIES. Monument Series Fund, Inc. (the "Fund") is an open-end, non-diversified management investment company registered under the Investment Company Act of 1940. It was incorporated under the laws of the State of Maryland on April 7, 1997. The Fund currently consists of the Monument Washington Regional Growth Fund ("Growth Fund") and the Monument Washington Regional Aggressive Growth Fund ("Aggressive Growth Fund") (each a "Fund"; collectively the "Funds"). Prior to January 6, 1998 the Funds have had no operations other than those related to organizational matters and the sale and issuance of initial shares (5,050 for the Growth Fund and 4,950 for the Aggressive Growth Fund) to shareholders. The Fund is authorized to issue 2,000,000,000 shares of $.001 par value capital stock. Each Fund represents a separate series of shares of common stock of the Monument Series Fund, Inc.

      The following is a summary of significant  accounting policies followed by
      the  Fund.  The  policies  are  in  conformity  with  generally   accepted
      accounting principles.

      A. Use of Estimates: The process of preparing financial statements in conformity with generally accepted accounting principles require management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenue and expenses during the reporting period. Actual results could differ from these estimates.

      B. Investment Valuation: Equity securities listed on an established securities exchange or on the NASDAQ National Market System are value at their last sale price on the exchange where primarily traded or, if there is no reported sale, at the mean between the closing bid and asked price on that day. Over-the-counter portfolio securities are value at the mean between the last bid and asked prices based upon quotes furnished by market markers for such securities. Exchange listed convertible debt securities are value at the mean between the last bid and asked prices obtained from broker-dealers or a comparable alternative, such as Bloomberg or Telerate.

      Other securities for which market quotes are readily available are valued at the current market price, which may be obtained from a pricing service. Securities and other assets for which market prices are not readily available are valued at fair value as determined following procedures approved by the Board of Directors.

      C. Investment Transactions: All securities are recorded on a trade date basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Realized gains and losses on sales of securities are determined on the basis of identified cost.

      D.  Organization  Expenses:   All  organizational   expenses  incurred  in
      connection with the organization and initial registration were paid by Monument Advisors, Inc. However, the Funds will reimburse the investment advisor for such cost. Organizational costs have been deferred and are being amortized on a straight-line basis over a period of sixty months from the date the Funds commenced investment operations. The Funds have agreed with the Investment Advisor that if any of the initial shares of the Funds are redeemed during the amortization period, the Funds will reduce the redemption proceeds for the then unamortized organizational expenses in the same ratio as the number of redeemed shares bears to the number of initial shares at the time of such redemption.

      E. Federal Income Taxes: Each Fund is treated as a separate entity for Federal tax purposes. Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended. By so qualifying, the Funds will not be subject to Federal income taxes to the extent that they distribute all of their taxable income, including realized capital gains. In addition, by distributing during each calendar year substantially all of their net investment income, capital gains and certain other amounts, if any, the Funds will not be subject to a Federal income excise tax.

      F. Dividend and Distribution to Shareholders: The Fund intends to pay an annual dividend to shareholders of record representing its entire net investment income and to distribute all of its realized net capital gains at least annually. Distributions are recorded on the ex-dividend date. Income distributions and capital gains distributions are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles.

Note 2--INVESTMENT MANAGEMENT AND DISTRIBUTION AGREEMENTS. Monument Advisors, Ltd. ("Monument Advisors"), a wholly-owned subsidiary of the Monument Group, Inc. has been retained under an Investment Advisory Agreement (the "Advisory Agreement") with the Funds, to supervise the management and the investment program of the Fund. As full compensation for its services under the Agreement, each Fund will pay the Advisor a monthly fee, equal to an annualized rate of 1.00% of the monthly average net assets of such Fund through $50 million in net assets; 0.75% of the monthly average net assets of such Fund greater than $50 million through $100 million in net assets; and 0.625% of the average monthly net assets exceeding $100 million in net assets. For the period ended October 31, 1998, Monument Advisors waived all of its fees.

      Each Fund has approved a Plan of Distribution pursuant to Rule 12b-1 providing for the payment of a maximum distribution fee, equal to 0.50% of its average daily net assets, to Monument Distributors, Inc. ("Monument Distributors") the principal underwriter for each Fund. Monument Distributors have agreed to waive the distribution fee for the first twelve months of operations for the Growth Fund and Aggressive Growth Fund. For the period ended October 31, 1998, Monument Distributors waived $1,192.

      The Advisor has voluntarily agreed to pay all operating expenses of the Growth Fund and the Aggressive Growth Fund. For the period ended October 31, 1998, Monument Advisors have reimbursed, or have agreed to reimburse, the Funds $58,070 and $58,214, respectively. This voluntary reimbursement may be terminated at any time without notice.

      On October 31, 1998, Monument Group, Inc. owned 5.4% of the outstanding shares of the Aggressive Growth Fund.

      Administrative Agreement--State Street Bank and Trust Company agreed to provide certain administrative services to each Fund pursuant to an administration agreement dated October 31, 1997. The Administrator provided services to the Fund that related to administration, operations and compliance. For its services, State Street Bank and Trust Company was to receive from each Fund a monthly fee equal to an annualized rate of 0.10% of the Fund's average daily net assets or an annual fee of $85,000, whichever is was greater. The agreement with State Street Bank and Trust Company was terminated in October, 1998. As a result of this termination, State Street Bank and Trust Company agreed to forego fees in the amount of $182,000 that had been accrued under this agreement.

      Pursuant to an Administration Agreement ("Administrative Agreement") dated October 20, 1998, Commonwealth Shareholder Services, Inc. ("CSS") was appointed administrative agent to the Fund. For its services under the Administrative Agreement, CSS receives 0.20% of the average daily net assets, or an annual fee of $18,000, whichever is greater, for each Fund.

Note 3--INVESTMENTS/CUSTODY. Purchases and sales of securities for the Monument Washington Regional Growth Fund, other than short-term notes aggregated $275,591 and $85,790, respectively. Purchases and sales of securities for the Monument Washington Regional Aggressive Growth Fund, other than short-term notes aggregated $218,275 and $77,642, respectively. Securities for the Monument Washington Regional Aggressive Growth Fund, other than short-term notes aggregated $218,275 and $77,642, respectively.



INDEPENDENT AUDITORS' REPORT

To the Board of Directors of
Monument Series Fund, Inc.

In planning and performing our audit of the financial statements of Monument Series Fund, Inc. (the "Fund") for the period January 6, 1998 (commencement of operations) to October 31, 1998 (on which we have issued our report dated December 23, 1998), we considered its internal control, including control activities for safeguarding securities, in order to determine our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-SAR, and not to provide assurance on the Fund's internal control. The management of the Monument Series Fund, Inc. is responsible for establishing and maintaining internal control. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. Generally, controls that are relevant to an audit pertain to the entity's objective of preparing financial statements for external purposes that are fairly presented in conformity with generally accepted accounting principles. Those controls include the safeguarding of assets against unauthorized acquisition, use, or disposition. Because of inherent limitations in any internal control, errors or fraud may occur and not be detected. Also, projection of any evaluation of internal control to future periods is subject to the risk that it may become inadequate because of changes in conditions or that the effectiveness of the design and operation may deteriorate. Our consideration of internal control would not necessarily disclose all matters in internal control that might be material weaknesses under standards established by the American Institute of Certified Public Accountants. A material weakness is a condition in which the design or operation of one or more of the internal control components does not reduce to a relatively low level the risk that errors or fraud in amounts that would be material in relation to the financial statements being audited may occur and not be detected within a timely period by employees in the normal course of performing their assigned functions. However, we noted no matters involving internal control and its operation, including controls for safeguarding securities, that we consider to be material weaknesses as defined above as of October 31, 1998. This report is intended solely for the information and use of management, the Board of Directors of the Fund and the Securities and Exchange Commission.

Deloitte & Touche LLP
Princeton, New Jersey
December 23, 1998

Investment Advisor:
  Monument Advisors, Ltd.
      4847 Cordell Avenue, Suite 290
      Bethesda, Maryland 20814

Distributor:
  Monument Distributors, Inc.
      4847 Cordell Avenue,  Suite 290
      Bethesda, Maryland 20814

Independent Auditors:
  Deloitte and Touche  LLP
      Princeton, New Jersey

Transfer Agent:
For account information, wire purchase or redemptions, call or write to Monument Series Fund, Inc.'s Transfer Agent:

  Fund Services, Inc.
      Post Office Box 26305
      Richmond, Virginia 23260
      (800) 628-4077 Toll Free

More Information:

      For 24 hour, 7 days a week price information, and for information on any series of Monument Series Fund, Inc., investment plans, and other shareholder services, call (888) 520-8637 Toll Free